OPERATING LEASES (Table)	12 Months Ended
Jun. 30, 2020
Lessee, Operating Lease, Description [Abstract]
Schedule of lease and non-lease components

Fiscal year ended June 30, 2020
Operating lease costs	1,608
Short-term lease costs	537
Amortization of prepaid land leases	384

Total lease costs	2,529

Schedule of other information related to operating leases

Fiscal year ended June 30, 2020
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	2,460
ROU assets obtained in exchange for new operating lease liabilities	1,614
Weighted-average remaining lease term (in years):
Operating leases	2.25
Weighted-average discount rate:
Operating leases	3.76%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments for operating leases as of June 30, 2020 are as follows:

As of June 30, 2020
2021	$3,038
2022	2,172
2023	1,023
2024	385
2025 and onwards	—

Total minimum lease payments	6,618
Less: imputed interest	827

Total lease liability balance	$5,791

Schedule of Operating Lease Payments

Year ending June 30,	Minimum lease payments
2021	$1,549
2022	1,595
2023	1,643
2024	278
2025	—

Total minimum lease payments to be received in the next five years	$5,065